Cover	Dec. 14, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2022
Entity File Number	001-40002
Entity Registrant Name	Sustainable Development Acquisition I Corp.
Entity Central Index Key	0001837248
Entity Tax Identification Number	85-4353398
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5701 Truxtun Avenue
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Bakersfield
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93309
City Area Code	(323)
Local Phone Number	329-8221
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SDACU
Security Exchange Name	NASDAQ
Shares of Class A common stock included as part of the units
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	SDAC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SDACW
Security Exchange Name	NASDAQ